UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1. Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.93%)
Australia (9.38%)
CFS Retail Property Trust	247,825	$421,507
Dexus Property Group	510,724	407,026
Goodman Group	694,677	388,215
GPT Group	180,601	551,152
Mirvac Group	360,462	402,883
Stockland Trust Group	251,513	711,337
Westfield Group	223,479	1,683,295

		4,565,415

Brazil (0.93%)
BR Malls Participacoes SA	44,500	451,653

Canada (2.20%)
Boardwalk Real Estate Investment Trust	4,071	188,226
Dundee Real Estate Investment Trust	6,471	197,288
RioCan Real Estate Investment Trust	27,398	683,602

		1,069,116

France (5.62%)
Fonciere des Regions	4,105	289,373
Gecina SA	2,747	242,848
ICADE	2,392	188,838
Klepierre	9,872	280,270
Unibail-Rodamco	9,601	1,733,228

		2,734,557

Hong Kong (12.32%)
China Overseas Land & Investment, Ltd.	402,000	584,558
China Resources Land, Ltd.	196,500	214,302
Hang Lung Properties, Ltd.	219,000	658,287
Henderson Land Development Co., Ltd.	97,000	441,716
Hongkong Land Holdings, Ltd.	122,000	546,560
Kerry Properties, Ltd.	80,500	259,035
The Link Real Estate Investment Trust	234,500	744,038
Sun Hung Kai Properties, Ltd.	151,000	1,754,450
The Wharf Holdings, Ltd.	158,700	793,016

		5,995,962

Japan (10.21%)
Mitsubishi Estate Co., Ltd.	128,000	2,105,656
Mitsui Fudosan Co., Ltd.	87,000	1,402,971
Nippon Building Fund, Inc.	56	580,488
Sumitomo Realty & Development Co., Ltd.	45,000	879,800

		4,968,915

Netherlands (1.23%)
Corio N.V.	9,705	452,421
Eurocommercial Properties N.V.	3,809	146,826

		599,247

Singapore (3.77%)
Ascendas Real Estate Investment Trust	177,066	275,838

Security Description	Shares	Value

Singapore (continued)
CapitaLand, Ltd.	272,000	$515,571
CapitaMall Trust	275,347	386,682
City Developments, Ltd.	49,000	360,609
Global Logistic Properties, Ltd.*	233,000	295,921

		1,834,621

Sweden (0.46%)
Castellum AB	18,377	225,692

Switzerland (0.68%)
PSP Swiss Property AG*	3,650	328,311

United Kingdom (5.95%)
British Land Co., Plc	93,056	690,022
Capital Shopping Centres Group Plc	62,645	319,504
Derwent London Plc	8,543	191,639
Great Portland Estates Plc	32,795	173,699
Hammerson Plc	74,700	440,103
Land Securities Group Plc	81,050	810,587
Segro Plc	77,789	266,838

		2,892,392

United States (47.18%)
Alexandria Real Estate Equities, Inc.	6,481	397,869
Apartment Investment and Management Co., Class A	12,540	277,385
AvalonBay Communities, Inc.	9,697	1,105,943
Boston Properties, Inc.	15,277	1,361,181
BRE Properties, Inc.	7,705	326,230
Brookfield Office Properties, Inc.	22,717	312,813
Camden Property Trust	7,364	406,935
Corporate Office Properties Trust	7,454	162,348
Digital Realty Trust, Inc.	9,985	550,773
Douglas Emmett, Inc.	13,055	223,240
Duke Realty Corp.	26,507	278,323
Equity Residential	30,916	1,603,613
Essex Property Trust, Inc.	3,419	410,417
Federal Realty Investment Trust	6,531	538,220
General Growth Properties, Inc.	63,908	773,287
HCP, Inc.	42,602	1,493,626
Health Care REIT, Inc.	18,546	867,953
Host Hotels & Resorts, Inc.	71,997	787,647
Kimco Realty Corp.	42,697	641,736
Liberty Property Trust	12,092	351,998
The Macerich Co.	13,735	585,523
ProLogis	47,664	1,155,852
Public Storage	14,681	1,634,729
Regency Centers Corp.	9,432	333,232
Simon Property Group, Inc.	19,643	2,160,337
SL Green Realty Corp.	8,697	505,730
UDR, Inc.	22,987	508,932
Ventas, Inc.	30,168	1,490,299
Vornado Realty Trust	19,351	1,443,972

Security Description	Shares	Value

United States (continued)
Weingarten Realty Investors	12,669	$268,203

		22,958,346

TOTAL COMMON STOCKS
(Cost $51,518,699)		48,624,227

TOTAL INVESTMENTS (99.93%)
(Cost $51,518,699)		48,624,227

NET OTHER ASSETS AND LIABILITIES (0.07%)		36,217

NET ASSETS (100.00%)		$48,660,444

*	Non-income producing security.

Common Abbreviations:

AB-	Aktiebolag is the Swedish equivalent of the term corporation.
AG-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.-	Limited.
N.V.-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc-	Public Limited Co.

REIT- Real Estate Investment Trust.

SA-	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.92%)
Consumer Discretionary (11.09%)
Consumer Discretionary Select Sector SPDR Fund	167,615	$5,853,116

Consumer Staples (11.54%)
Consumer Staples Select Sector SPDR Fund	204,996	6,088,381

Energy (10.47%)
Energy Select Sector SPDR Fund	94,263	5,522,869

Financials (10.98%)
Financial Select Sector SPDR Fund	489,862	5,795,068

Healthcare (11.52%)
Health Care Select Sector SPDR Fund	191,524	6,075,141

Industrials (10.96%)
Industrial Select Sector SPDR Fund	198,001	5,783,609

Materials (10.18%)
Materials Select Sector SPDR Fund	183,095	5,368,346

Technology (11.31%)
Technology Select Sector SPDR Fund	253,167	5,967,146

Utilities (11.87%)
Utilities Select Sector SPDR Fund	186,113	6,260,841

TOTAL EXCHANGE TRADED FUNDS
(Cost $55,381,322)		52,714,517

TOTAL INVESTMENTS (99.92%)
(Cost $55,381,322)		52,714,517

NET OTHER ASSETS AND LIABILITIES (0.08%)		44,104

NET ASSETS (100.00%)		$52,758,621

Common Abbreviations:

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND		SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.60%)
Australia (2.38%)
Fortescue Metals Group, Ltd.	24,309	$104,427
Incitec Pivot, Ltd.	224,336	712,965
Newcrest Mining, Ltd.	26,746	885,891
Nufarm, Ltd.*	31,873	132,583
Woodside Petroleum, Ltd.	10,468	330,447

		2,166,313

Bermuda (1.35%)
Bunge, Ltd.	20,000	1,165,800
Sinofert Holdings, Ltd.	244,000	63,313

		1,229,113

Brazil (1.68%)
Companhia Siderurgica Nacional SA, ADR	17,805	141,372
Gerdau SA, ADR	18,083	128,932
Petroleo Brasileiro SA, ADR	26,031	584,396
Vale SA, ADR	29,687	676,863

		1,531,563

Canada (17.26%)
Agnico-Eagle Mines, Ltd.	5,890	354,118
Agrium, Inc.	21,689	1,451,761
Barrick Gold Corp.	34,815	1,640,770
Cameco Corp.	8,785	162,203
Canadian Natural Resources, Ltd.	18,224	538,124
Eldorado Gold Corp.	19,145	331,623
EnCana Corp.	12,727	246,345
First Quantum Minerals, Ltd.	10,404	139,279
Goldcorp, Inc.	28,010	1,292,108
IAMGOLD Corp.	12,644	252,747
Inmet Mining Corp.	1,943	82,788
Ivanhoe Mines, Ltd.*	8,722	120,947
Kinross Gold Corp.	39,582	591,422
New Gold, Inc.*	15,155	157,360
Osisko Mining Corp.*	13,254	168,783
Pan American Silver Corp.	3,696	100,128
Potash Corp. of Saskatchewan, Inc.	117,458	5,128,678
SEMAFO, Inc.*	9,449	78,436
Silver Wheaton Corp.	12,303	365,294
Suncor Energy, Inc.	27,246	699,681
Talisman Energy, Inc.	17,833	220,420
Teck Resources, Ltd., Class B	10,663	316,396
TransCanada Corp.	12,160	496,412
Viterra, Inc.	43,354	428,943
Yamana Gold, Inc.	25,894	357,330

		15,722,096

Security Description	Shares	Value

Cayman Islands (0.06%)
Chaoda Modern Agriculture Holdings, Ltd.	364,000	$51,434

Chile (0.31%)
Sociedad Quimica y Minera de Chile SA, ADR	5,952	284,565

China (1.40%)
China BlueChemical, Ltd., Class H	244,000	188,687
China Petroleum & Chemical Corp., Class H	290,000	286,098
China Shenhua Energy Co., Ltd., Class H	58,500	233,331
Jiangxi Copper Co., Ltd., Class H	30,000	53,181
PetroChina Co., Ltd., Class H	362,000	449,666
Zijin Mining Group Co., Ltd., Class H	209,000	61,481

		1,272,444

France (1.80%)
Total SA	36,664	1,634,899

Germany (1.37%)
K+S AG	19,715	1,046,955
ThyssenKrupp AG	8,218	204,479

		1,251,434

Hong Kong (0.65%)
China Agri-Industries Holdings, Ltd.	215,000	136,710
CNOOC, Ltd.	275,000	459,231

		595,941

India (1.08%)
Reliance Industries, Ltd., GDR(a)	28,940	942,286
Sterlite Industries India, Ltd., ADR	4,483	41,289

		983,575

Israel (1.15%)
Israel Chemicals, Ltd.	59,233	702,056
The Israel Corp., Ltd.	520	349,575

		1,051,631

Italy (0.84%)
Eni SpA	43,088	764,264

Japan (1.06%)
INPEX Corp.	37	232,330
JFE Holdings, Inc.	10,800	220,960
Nippon Steel Corp.	121,000	351,635
Sumitomo Metal Industries, Ltd.	77,000	161,832

		966,757

Jersey (0.70%)
Polyus Gold International, Ltd., GDR*	105,419	346,829
Randgold Resources, Ltd.	2,958	289,841

		636,670

Security Description	Shares	Value

Luxembourg (0.51%)
ArcelorMittal	19,428	$314,884
Evraz Group SA, GDR(b)	2,688	42,309
Tenaris SA, ADR	4,076	103,734

		460,927

Malaysia (1.41%)
Genting Plantations BHD	32,900	72,138
IOI Corp. BHD	328,700	478,764
Kuala Lumpur Kepong BHD	60,220	398,008
PPB Group BHD	63,800	332,140

		1,281,050

Mauritius (0.43%)
Golden Agri-Resources, Ltd.	834,000	393,607

Mexico (0.22%)
Grupo Mexico SAB de CV, Series B	83,200	197,325

Netherlands (1.94%)
CNH Global N.V.*	3,782	99,240
Nutreco Holding N.V.	4,452	280,862
Schlumberger, Ltd.	23,200	1,385,736

		1,765,838

Norway (1.06%)
Norsk Hydro ASA	17,000	78,383
Yara International ASA	22,901	887,799

		966,182

Peru (0.31%)
Companhia de Minas Buenaventura SA, ADR	7,455	281,352

Russia (4.34%)
Gazprom OAO, ADR	204,344	1,980,093
LUKOIL OAO, ADR	7,364	374,460
Mechel Steel Group, ADR	3,054	31,120
MMC Norilsk Nickel, ADR	17,945	389,945
Rosneft Oil Co., GDR(b)	28,176	165,534
Uralkali, GDR(b)	29,216	1,007,952

		3,949,104

Singapore (1.96%)
Olam International, Ltd.	262,000	456,404
Wilmar International, Ltd.	328,000	1,326,498

		1,782,902

South Africa (2.08%)
Anglo Platinum, Ltd.	1,410	97,168
AngloGold Ashanti, Ltd., ADR	13,267	548,723
Gold Fields, Ltd.	22,608	351,138
Harmony Gold Mining Co., Ltd.	12,726	150,940
Impala Platinum Holdings, Ltd.	15,790	322,612
Kumba Iron Ore, Ltd.	1,274	67,650
Sasol, Ltd.	8,619	358,972

		1,897,203

Security Description	Shares	Value

South Korea (0.49%)
POSCO	1,430	$450,346

Spain (0.44%)
Repsol YPF SA	14,883	398,971

Switzerland (4.17%)
Syngenta AG*	12,875	3,380,698
Transocean, Ltd.	5,526	263,811
Weatherford International, Ltd.*	12,700	155,067

		3,799,576

Taiwan (0.47%)
China Steel Corp.	217,258	213,159
Taiwan Fertilizer Co., Ltd.	89,000	219,324

		432,483

United Kingdom (10.27%)
Anglo American Plc	25,115	872,077
Antofagasta Plc	7,685	110,918
BG Group Plc	58,417	1,129,790
BHP Billiton Plc	44,697	1,210,152
BP Plc	326,820	1,977,932
Kazakhmys Plc	5,671	70,056
Lonmin Plc	5,304	86,840
Petropavlosk Plc	5,703	52,905
Rio Tinto Plc	29,959	1,348,066
Royal Dutch Shell Plc, Class A	62,603	1,946,571
Xstrata Plc	43,321	553,920

		9,359,227

United States (36.41%)
AGCO Corp.*	13,122	453,628
Alcoa, Inc.	23,565	225,517
Allegheny Technologies, Inc.	2,086	77,161
Anadarko Petroleum Corp.	8,569	540,275
Apache Corp.	6,597	529,343
Archer-Daniels-Midland Co.	90,821	2,253,269
Baker Hughes, Inc.	7,504	346,385
Cameron International Corp.*	4,180	173,637
CF Industries Holdings, Inc.	9,805	1,209,839
Chesapeake Energy Corp.	11,253	287,514
Chevron Corp.	34,566	3,198,046
Cliffs Natural Resources, Inc.	3,214	164,460
Coeur d’Alene Mines Corp.*	3,104	66,550
ConocoPhillips	23,678	1,499,291
Consol Energy, Inc.	3,900	132,327
Corn Products International, Inc.	10,437	409,548
Deere & Co.	56,741	3,663,766
Devon Energy Corp.	6,730	373,111
Diamond Offshore Drilling, Inc.	1,190	65,141
El Paso Corp.	13,218	231,051
EOG Resources, Inc.	4,596	326,362
Exxon Mobil Corp.	83,761	6,083,561

Security Description	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	20,892	$636,161
Halliburton Co.	15,834	483,254
Hecla Mining Co.*	9,681	51,890
Hess Corp.	5,555	291,415
Intrepid Potash, Inc.*	7,215	179,437
Marathon Oil Corp.	12,290	265,218
Monsanto Co.	73,168	4,393,007
The Mosaic Co.	13,145	643,711
National Oilwell Varco, Inc.	7,295	373,650
Newmont Mining Corp.	16,915	1,063,954
Noble Energy, Inc.	2,995	212,046
Nucor Corp.	6,990	221,164
Occidental Petroleum Corp.	13,828	988,702
Peabody Energy Corp.	4,662	157,949
Royal Gold, Inc.	1,788	114,539
Southern Copper Corp.	3,671	91,738
Southwestern Energy Co.*	5,883	196,080
United States Steel Corp.	3,182	70,036
Valero Energy Corp.	9,843	175,009
The Williams Co., Inc.	10,139	246,783

		33,165,525

TOTAL COMMON STOCKS
(Cost $109,761,728)		90,724,317

TOTAL INVESTMENTS (99.60%)
(Cost $109,761,728)		90,724,317

NET OTHER ASSETS AND LIABILITIES (0.40%)		366,176

NET ASSETS (100.00%)		$91,090,493

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $942,286, representing 1.03% of the Fund’s net assets.

(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market value of this security was $1,215,795, representing 1.33% of the Fund’s net assets.

Common Abbreviations:

ADR-	American Depositary Receipt.
AG-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD-	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR-	Global Depository Receipt.
Ltd-.	Limited.
N.V.-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO-	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc-	Public Limited Co.
SA-	Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV- A variable capital company.

SpA-	Società Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.67%)
Australia (4.48%)
Incitec Pivot, Ltd.	98,157	$311,954
Nufarm, Ltd.*	15,098	62,804

		374,758

Bermuda (5.17%)
Bunge, Ltd.	6,900	402,201
Sinofert Holdings, Ltd.	116,000	30,100

		432,301

Canada (13.60%)
Agrium, Inc.	5,235	350,406
Potash Corp. of Saskatchewan, Inc.	13,382	584,311
Viterra, Inc.	20,542	203,242

		1,137,959

Cayman Islands (0.29%)
Chaoda Modern Agriculture Holdings, Ltd.	172,000	24,304

Chile (1.61%)
Sociedad Quimica y Minera de Chile SA, ADR	2,821	134,872

China (1.07%)
China BlueChemical, Ltd., Class H	116,000	89,704

Germany (4.33%)
K+S AG	6,824	362,385

Hong Kong (0.78%)
China Agri-Industries Holdings, Ltd.	102,000	64,858

Israel (5.95%)
Israel Chemicals, Ltd.	28,071	332,710
The Israel Corp., Ltd.	246	165,376

		498,086

Malaysia (7.25%)
Genting Plantations BHD	15,600	34,205
IOI Corp. BHD	155,800	226,929
Kuala Lumpur Kepong BHD	28,545	188,661
PPB Group BHD	30,200	157,219

		607,014

Mauritius (2.23%)
Golden Agri-Resources, Ltd.	395,000	186,421

Security Description	Shares	Value

Netherlands (2.15%)
CNH Global N.V.*	1,792	$47,022
Nutreco Holding N.V.	2,110	133,113

		180,135

Norway (3.68%)
Yara International ASA	7,932	307,498

Russia (3.86%)
Uralkali, GDR(a)	9,355	322,747

Singapore (7.66%)
Olam International, Ltd.	124,000	216,008
Wilmar International, Ltd.	105,000	424,641

		640,649

Switzerland (5.23%)
Syngenta AG*	1,666	437,456

Taiwan (1.24%)
Taiwan Fertilizer Co., Ltd.	42,000	103,501

United States (29.09%)
AGCO Corp.*	6,219	214,991
Archer-Daniels-Midland Co.	17,570	435,912
CF Industries Holdings, Inc.	2,467	304,403
Corn Products International, Inc.	4,946	194,081
Deere & Co.	6,466	417,510
Intrepid Potash, Inc.*	3,419	85,031
Monsanto Co.	8,338	500,613
The Mosaic Co.	5,754	281,773

		2,434,314

TOTAL COMMON STOCKS
(Cost $10,256,587)		8,338,962

TOTAL INVESTMENTS (99.67%)
(Cost $10,256,587)		8,338,962

NET OTHER ASSETS AND LIABILITIES (0.33%)		27,940

NET ASSETS (100.00%)		$8,366,902

*	Non-income producing security.
(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market value of this security was $322,747, representing3.86% of the Fund’s net assets.

Common Abbreviations:

ADR-	American Depositary Receipt.
AG-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD-	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR-	Global Depository Receipt.
Ltd.-	Limited.
N.V.-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
SA-	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.24%)
Australia (1.53%)
Fortescue Metals Group, Ltd.	10,765	$46,244

Brazil (8.70%)
Companhia Siderurgica Nacional SA, ADR	7,886	62,615
Gerdau SA, ADR	8,009	57,104
Vale SA, ADR	6,264	142,819

		262,538

Canada (8.34%)
Cameco Corp.	3,890	71,823
First Quantum Minerals, Ltd.	4,607	61,674
Teck Resources, Ltd., Class B	3,980	118,096

		251,593

China (0.76%)
Jiangxi Copper Co., Ltd., Class H	13,000	23,045

Germany (3.00%)
ThyssenKrupp AG	3,640	90,570

India (0.61%)
Sterlite Industries India, Ltd., ADR	1,986	18,291

Japan (10.44%)
JFE Holdings, Inc.	4,800	98,204
Nippon Steel Corp.	50,000	145,304
Sumitomo Metal Industries, Ltd.	34,000	71,458

		314,966

Luxembourg (4.77%)
ArcelorMittal	7,733	125,334
Evraz Group SA, GDR(a)	1,190	18,731

		144,065

Mexico (2.90%)
Grupo Mexico SAB de CV, Series B	36,900	87,516

Norway (1.13%)
Norsk Hydro ASA	7,400	34,120

Russia (5.28%)
Mechel Steel Group, ADR	1,353	13,787
MMC Norilsk Nickel, ADR	6,699	145,569

		159,356

South Africa (0.99%)
Kumba Iron Ore, Ltd.	564	29,949

Security Description	Shares	Value

South Korea (4.47%)
POSCO	428	$134,789

Taiwan (3.14%)
China Steel Corp.	96,583	94,761

United Kingdom (26.56%)
Anglo American Plc	4,597	159,623
Antofagasta Plc	3,404	49,130
BHP Billiton Plc	7,529	203,845
Kazakhmys Plc	2,512	31,032
Rio Tinto Plc	5,047	227,100
Xstrata Plc	10,235	130,869

		801,599

United States (16.62%)
Alcoa, Inc.	10,437	99,882
Allegheny Technologies, Inc.	924	34,179
Cliffs Natural Resources, Inc.	1,423	72,815
Freeport-McMoRan Copper & Gold, Inc.	4,103	124,936
Nucor Corp.	3,096	97,957
Southern Copper Corp.	1,626	40,634
United States Steel Corp.	1,409	31,012

		501,415

TOTAL COMMON STOCKS
(Cost $4,320,768)		2,994,817

TOTAL INVESTMENTS (99.24%)
(Cost $4,320,768)		2,994,817

NET OTHER ASSETS AND LIABILITIES (0.76%)		22,821

NET ASSETS (100.00%)		$3,017,638

(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market value of this security was $18,731, representing 0.62% of the Fund’s net assets.

Common Abbreviations:

ADR-	American Depositary Receipt.
AG-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-	Allmennaksjeselskap is the Norwegian term for public limited company.
GDR-	Global Depository Receipt.
Ltd.-	Limited.
Plc-	Public Limited Co.
SA-	Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV- A variable capital company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB WILDCATTERS EXPLORATION & PRODUCTION EQUITY ETF	SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)
Security Description	Shares	Value

COMMON STOCKS (99.87%)
Canada (39.93%)
Advantage Oil & Gas, Ltd.*	54,030	$204,806
Angle Energy, Inc.*	21,035	131,008
Bankers Petroleum, Ltd.*	78,761	264,540
Birchcliff Energy, Ltd.*	29,355	286,775
BNK Petroleum, Inc.*	34,203	84,026
Canadian Energy Services & Technology Corp.	14,130	142,378
Celtic Exploration, Ltd.*	26,147	566,324
Cequence Energy, Ltd.*	30,676	99,501
Crew Energy, Inc.*	37,999	338,401
Daylight Energy, Ltd.	67,748	344,575
Delphi Energy Corp.*	37,367	53,789
Fairborne Energy, Ltd.*	32,087	86,218
Galleon Energy, Inc., Class A*	26,355	60,952
Ivanhoe Energy, Inc.*	94,592	102,576
Legacy Oil + Gas, Inc.*	41,935	325,966
Midway Energy, Ltd.*	24,154	71,856
NAL Energy Corp.	49,064	362,548
NuVista Energy, Ltd.	30,250	166,048
Open Range Energy Corp.*	21,562	182,089
Petrobank Energy & Resources, Ltd.*	32,945	200,759
Southern Pacific Resource Corp.*	111,127	127,971
TransGlobe Energy Corp.*	21,438	173,635
Twin Butte Energy, Ltd.*	42,423	65,138
Westfire Energy, Ltd.*	19,337	78,124
Whitecap Resources, Inc.*	22,223	119,853

		4,639,856

United States (59.94%)
Abraxas Petroleum Corp.*	26,283	69,387
Approach Resources, Inc.*	8,260	140,337
ATP Oil & Gas Corp.*	14,626	112,767
Bill Barrett Corp.*	15,250	552,660
BPZ Resources, Inc.*	29,095	80,593
C&J Energy Services, Inc.*	5,204	85,554
Callon Petroleum Co.*	12,651	48,959
Carrizo Oil & Gas, Inc.*	11,862	255,626
Clayton Williams Energy, Inc.*	1,852	79,284
Comstock Resources, Inc.*	14,709	227,401
Contango Oil & Gas Co.*	4,412	241,381
Endeavour International Corp.*	10,829	86,415
Energy Partners, Ltd.*	9,453	104,645
Energy XXI (Bermuda), Ltd.*	23,163	496,846
FX Energy, Inc.*	16,333	67,455
GeoResources, Inc.*	6,588	117,201
GMX Resources, Inc.*	18,963	43,046

Security Description	Shares	Value

Goodrich Petroleum Corp.*	8,519	$100,695
Gran Tierra Energy, Inc.*	82,144	391,781
Gulfport Energy Corp.*	13,677	330,710
Harvest Natural Resources, Inc.*	10,688	91,596
Houston American Energy Corp.	5,938	81,707
Hyperdynamics Corp.*	46,622	172,501
Magnum Hunter Resources Corp.*	35,514	117,551
Northern Oil and Gas, Inc.*	17,981	348,652
Penn Virginia Corp.	14,854	82,737
Petroleum Development Corp.*	7,614	147,636
Petroquest Energy, Inc.*	18,284	100,562
Quicksilver Resources, Inc.*	38,767	293,854
Rex Energy Corp.*	10,648	134,697
Rosetta Resources, Inc.*	16,977	580,953
Stone Energy Corp.*	14,965	242,583
Swift Energy Co.*	13,602	331,073
Vaalco Energy, Inc.*	18,102	87,976
Vanguard Natural Resources LLC	8,503	221,843
Venoco, Inc.*	9,819	86,505
W&T Offshore, Inc.	11,260	154,938
Warren Resources, Inc.*	22,626	54,302

		6,964,409

TOTAL COMMON STOCKS
(Cost $18,310,828)		11,604,265

WARRANTS (0.00%)
United States (0.00%)
Magnum Hunter Resources Corp., strike price $10.50, Expires 10/14/13*	3,271	0

TOTAL WARRANTS
(Cost $0)		0

TOTAL INVESTMENTS (99.87%)
(Cost $18,310,828)		11,604,265

NET OTHER ASSETS AND LIABILITIES (0.13%)		15,141

NET ASSETS (100.00%)		$11,619,406

*	Non-income producing security.

Common Abbreviations:

LLC- Limited Liability Company.

Ltd.-	Limited.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships Shares (100.12%)
Energy (1.62%)
Chesapeake Midstream Partners LP	447,656	$12,015,087
Exterran Partners LP	452,473	9,918,208

		21,933,295

Gathering & Processing (19.21%)
Copano Energy LLC	1,202,990	35,861,132
DCP Midstream Partners LP	598,651	23,958,013
MarkWest Energy Partners LP	1,382,211	63,512,595
Targa Resources Partners LP	1,338,416	44,007,118
Western Gas Partners LP	804,715	27,175,226
Williams Partners LP	1,221,325	66,244,668

		260,758,752

Natural Gas Pipelines (35.70%)
Boardwalk Pipeline Partners LP	1,340,346	34,366,472
El Paso Pipeline Partners LP	1,797,496	63,757,183
Energy Transfer Partners LP	2,198,056	90,142,277
Enterprise Products Partners LP	3,211,996	128,961,639
ONEOK Partners LP	1,509,079	70,353,263
Regency Energy Partners LP	2,196,978	49,212,307
Spectra Energy Partners LP	649,339	18,317,853
TC Pipelines LP	669,168	29,336,325

		484,447,319

Petroleum Transportation (43.59%)
Buckeye Partners LP	1,404,832	87,816,048
Crosstex Energy LP	613,910	9,957,620
Enbridge Energy Partners LP	2,306,358	63,355,654
Genesis Energy LP	833,155	20,170,683
Kinder Morgan Energy Partners LP	1,899,521	129,889,246
Magellan Midstream Partners LP	1,620,012	97,848,725
NuStar Energy LP	972,805	50,858,245
Plains All American Pipeline LP	1,595,982	94,035,260
Sunoco Logistics Partners LP	425,890	37,687,006

		591,618,487

Total Master Limited Partnerships Shares
(Cost $1,365,366,791)		1,358,757,853

Total Investments (100.12%)
(Cost $1,365,366,791)		$1,358,757,853
Net Liabilities Less Other Assets (-0.12%)		(1,662,679)

Net Assets (100.00%)		$1,357,095,174

Common Abbreviations:

LLC- Limited Liability Company.

LP- Limited Partnerships.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedule of Investments (unaudited)

1. Portfolio Valuation

The Funds’ Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

The Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Fund’s securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund’s ability to track the Index.

2. Fair Value Measurements

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s assets:

Cohen & Steers Global Realty Majors ETF Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$48,624,227	$–	$–	$48,624,227
TOTAL	$48,624,227	$–	$–	$48,624,227

ALPS Equal Sector Weight ETF Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$52,714,517	$–	$–	$52,714,517
TOTAL	$52,714,517	$–	$–	$52,714,517

Jefferies | TR/J CRB Global Commodity Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$90,724,317	$–	$–	$90,724,317
TOTAL	$90,724,317	$–	$–	$90,724,317

Jefferies | TR/J CRB Global Agriculture Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,338,962	$–	$–	$8,338,962
TOTAL	$8,338,962	$–	$–	$8,338,962

Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,994,817	$–	$–	$2,994,817
TOTAL	$2,994,817	$–	$–	$2,994,817

Jefferies | TR/J CRB Wildcatters Exploration & Production Equity Fund Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,604,265	$–	$–	$11,604,265
Warrants	$–	$0	$–	$0
TOTAL	$11,604,265	$0	$–	$11,604,265

Alerian MLP ETF Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships Shares	$1,358,757,853	$–	$–	$1,358,757,853
TOTAL	$1,358,757,853	$–	$–	$1,358,757,853

*For	detailed descriptions, see the accompanying Schedule of Investments

For the nine months ended September 30, 2011, the Funds did not have any significant transfers between Level 1 and Level 2 securities. For the nine months ended September 30, 2011, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of September 30, 2011, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers Global Realty Majors ETF	ALPS Equal Sector Weight ETF

Gross appreciation (excess of value over tax cost)	$893,421	$827,030
Gross depreciation (excess of tax cost over value)	(5,038,374)	(3,599,367)

Net unrealized appreciation / (depreciation)	$(4,144,953)	$(2,772,337)
Cost of investments for income tax purposes	$52,769,180	$55,486,854

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund

Gross appreciation (excess of value over tax cost)	$563,310	$—
Gross depreciation (excess of tax cost over value)	(20,282,077)	(1,935,214)

Net unrealized appreciation / (depreciation)	$(19,718,767)	$(1,935,214)
Cost of investments for income tax purposes	$110,443,084	$10,274,176

	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF

Gross appreciation (excess of value over tax cost)	$4,574	$139,076
Gross depreciation (excess of tax cost over value)	(1,357,565)	(6,827,222)

Net unrealized appreciation / (depreciation)	$(1,352,991)	$(6,688,146)
Cost of investments for income tax purposes	$4,347,808	$18,292,411

	Alerian MLP ETF

Gross appreciation (excess of value over tax cost)	$7,374,937
Gross depreciation (excess of tax cost over value)	(9,268,792)

Net unrealized appreciation / (depreciation)	$(1,893,855)
Cost of investments for income tax purposes	$1,363,472,936

4. Return of Capital Estimates

The Alerian MLP ETF (“Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	November 29, 2011

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	November 29, 2011